UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bruce & Co., Inc.
Address:  20 N. Wacker Drive
          Suite 2414
          Chicago, IL  60606

Form 13F File Number:  028-11869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Jeffrey Bruce
Title:    Vice President
Phone:    312-236-9160

Signature, Place, and Date of Signing:

     /s/ R. Jeffrey Bruce           Chicago, IL               11-16-2009
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           59

Form 13F Information Table Value Total:  $   157,314
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

   COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
   --------                 --------    --------   --------         --------          --------    --------          --------
                                                    VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
--------------          --------------   -----     --------   -------   ---   ----   ----------   --------    ----    ------   ----
Abbott                  Common         002824100     3,763       80,000  SH             sole        none       80,000
Advanced Life Sciences  Common         00765H107        27      107,410  SH             sole        none      107,410
AES CORP  Pfd. C        Pfd 6.75%      00808N202     2,463       57,300  SH             sole        none       57,300
Alanco Technologies     Common         011612603       665    1,663,656  SH             sole        none    1,663,656
AMERCO                  Common         023586100     7,000      163,750  SH             sole        none      163,750
AMERICA SERVICE         Common         02364L109    11,270      683,097  SH             sole        none      683,097
American Italian Pasta  Common         027070101    12,400      459,800  SH             sole        none      459,800
ANTIGENICS              Cv 5.25%       037032AC3     9,456   14,549,000  PRN            sole        none   14,549,000
ARENA RESOURCES INC     Common         040049108     4,685      147,100  SH             sole        none      147,100
ATP Oil & Gas           Common         00208J108     5,219      307,900  SH             sole        none      307,900
Calpine                 Common         131347304     3,566      319,849  SH             sole        none      319,849
C & D Technologies      Cv 5.25%       124661AA7     2,721    4,389,000  PRN            sole        none    4,389,000
C & D Technologies      Cv 5.25%       124661AD1     1,395    2,250,000  PRN            sole        none    2,250,000
C & D Technologies      Cv 5.5%        124661ac3     3,420    4,750,000  PRN            sole        none    4,750,000
Cell Genesys            Cv 3.125%      150921AB0       580    1,000,000  PRN            sole        none    1,000,000
Cell Genesys            Cv 3.125%      150921ac8       892    1,860,000  PRN            sole        none    1,860,000
CELL THERAPEUTICS IN    Cv 4%          150934AF4     2,547    2,830,000  PRN            sole        none    2,830,000
CELL THERAPEUTICS IN    Cv 5.75%/11    150934AL1     5,184    6,480,000  PRN            sole        none    6,480,000
CELL THERAPEUTICS IN    Cv 7.5%        150934AK3     1,200    1,500,000  PRN            sole        none    1,500,000
CIPHERGEN               Cv 4.50%       17252YAB0        94      135,000  PRN            sole        none      135,000
CIPHERGEN               Cv 7.0%        17252YAC8     1,680    2,400,000  PRN            sole        none    2,400,000
DeCode Genetics         Cv 3.5%        243586AB0     4,267   28,447,000  PRN            sole        none   28,447,000
Double Eagle            Common         258570209       781      156,919  SH             sole        none      156,919
DURECT CORP             Common         266605104     2,600    1,215,973  SH             sole        none    1,215,973
EDAP                    Common         268311107     2,866      818,911  SH             sole        none      818,911
EDGE PETE CORP DEL      Pfd 5.5%       279862205       326      186,534  SH             sole        none      186,534
ELAN CORP PLC           Common         284131208     1,450      221,400  SH             sole        none      221,400
Endeavor International  Cv 6.0%        29257MAB6     7,202    9,900,000  PRN            sole        none    9,900,000
Exxon                   Common         30231G102       362        5,184  SH             sole        none        5,184
Flotek                  Cv 5.25%       343389AA0     2,700    4,500,000  PRN            sole        none    4,500,000
FPL Group               Common         302571104     1,020       17,900  SH             sole        none       17,900
GAINSCO INC             Common         363127200     3,129      240,727  SH             sole        none      240,727
HEALTH GRADES INC       Common         42218Q102       851      217,800  SH             sole        none      217,800
Hercules Offshore       Common         427093109       317       80,000  SH             sole        none       80,000
Hospira                 Common         441060100       385       10,000  SH             sole        none       10,000
Human Genome            Cv 2.25%       444903AK4     2,745    2,000,000  PRN            sole        none    2,000,000
IBASIS INC              Common         450732102     1,652      826,286  SH             sole        none      826,286
Incyte                  Cv 3.5%        45337CAE2     2,000    2,150,000  PRN            sole        none    2,150,000
Integrys Energy         Common         92931B106     1,277       42,594  SH             sole        none       42,594
INTERNET CAPITAL        Common         46059C205     1,253      184,300  SH             sole        none      184,300
ISIS PHARMACEUTICALS    Cv 2.625%      464337AD6     2,200    2,000,000  PRN            sole        none    2,000,000
ISIS PHARMACEUTICALS    Cv 2.625%      464337AD6     2,100    1,900,000  PRN            sole        none    1,900,000
Kinross                 Common         496902404     6,258      344,848  SH             sole        none      344,848
Kellogg                 Common         487836108       207        4,436  SH             sole        none        4,436
Level 3                 Cv 6.0%        52729nas9     1,030    1,060,000  PRN            sole        none    1,060,000
Mannkind                Cv 3.75%       56400PAA0     5,330    8,200,000  PRN            sole        none    8,200,000
MERCK & CO INC          Common         589331107     1,876       67,000  SH             sole        none       67,000
Midway Games            Cv 6%          598148AB0       540    2,700,000  PRN            sole        none    2,700,000
NEXMED INC              Common         652903105       200    1,668,415  SH             sole        none    1,668,415
Titan Wheel             Common         88830m102     1,200      150,000  SH             sole        none      150,000
Omega Protein           Common         68210P107     3,008      620,270  SH             sole        none      620,270
Oscient Pharm Corp      Cv 12.5%       68812RAD7       168    3,373,466  PRN            sole        none    3,373,466
PFIZER INC              Common         717081103     2,388      159,200  SH             sole        none      159,200
Pepco Holding           Common         713291102       818       60,900  SH             sole        none       60,900
RLI CORP                Common         749607107     3,404       76,000  SH             sole        none       76,000
Astrotech               Common         846243400     3,158    1,120,073  SH             sole        none    1,120,073
Vion Pharmacueticals    Cv 7.75%       927624AA4     3,922   15,690,000  PRN            sole        none   15,690,000
Viropharma              Cv 2%          928241AH1     1,650    3,000,000  PRN            sole        none    3,000,000
XEL Energy              Common         98389B100       447       24,311  SH             sole        none       24,311